AMOUNT DUE TO DIRECTOR (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts due to directors	$ 302,446	$ 286,327	$ 199,949
Directors [Member]
Amounts due to directors	$ 302,446	286,327	199,949
Amounts Due To Director		$ 286,327	$ 199,949